INCOME TAXES (Schedule of Changes of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Beginning balance	$ 24,059	$ 27,062	$ 41,316
Reversal	(626)	(2,698)	(12,516)
Foreign exchange effect	1,564	(305)	(1,738)
Ending Balance	$ 24,997	$ 24,059	$ 27,062